COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
27. COMMITMENTS AND CONTINGENCIES
(a) Capital and other commitments
The Group’s capital commitments primarily relate to commitments on purchase of equipment. Total capital commitments contracted but not yet reflected in the consolidated financial statements amounted to RMB 1,864 as of December 31, 2019. All of these capital commitments will be fulfilled in the following year.
(b) Contingencies
In the ordinary course of business, the Group is from time to time involved in legal proceedings and litigations. Starting in November 2019, we and certain of our officers and directors and others have been named as defendants in putative securities class actions. The actions allege that defendants made misstatements and omissions in connection with our initial public offering in May 2019 in violation of the Securities Act of 1933. The cases are still at the preliminary stage, therefore the Group is unable to predict the outcome of these cases, or reasonably estimate a range of possible loss, if any, given the current status of the litigation. No accrual has been recorded by the Group as of December 31, 2019 in respect of these cases.